INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Taxes Tables
Provision (benefit) for income taxes

	March 31,	December 31,
	2015	2014
Current:
Federal AMT	$1,000	$24,354
State	5,000	147,000
	6,000	171,354
Deferred:
Federal	$21,080	$626,280
State	-	-
	21,080	626,280
Change in valuation allowance	(21,080)	(626,280)
Provision (benefit) for income taxes, net	$6,000	$171,354

	December 31,
	2014	2013
Current:
Federal AMT	$24,354	$26,250
State	147,000	64,250
	171,354	90,500
Deferred:
Federal	$626,280	$455,000
State	-	38,000
	626,280	493,000
Change in valuation allowance	(626,280)	(493,000)
Provision (benefit) for income taxes, net	$171,354	$90,500

Federal statutory tax rate
	December 31,
	2014	2013
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	7.09%	6.29%
Federal AMT	1.30%	1.90%
Temporary differences	0.22%	-	-
Permanent differences	0.60%	-
Valuation allowance	(34.00)%	(35.65%
Effective tax rate	9.21%	6.54

Deferred tax assets
	March 31,	December 31,
	2015	2014

Net operating loss carryforwards	$6,581,000	$6,602,000
Valuation allowance	(5,892,000)	(5,913,000)

Deferred income tax asset	$689,000	$689,000

	December 31,
	2014	2013
Net operating loss carryforwards	6,602,000	7,272,000
Valuation allowance	(5,913,000)	(6,583,000

Deferred income tax asset	$689,000	$689,000